Share-based Compensation - Schedule of options fair value assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2019 and 2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Exercise price (USD)	$ 0.10	$ 0.10	$ 0.10
Fair value of the ordinary shares on the date of grant	$ 15.78	$ 1.71	$ 0.99
Expected term (in years)	10 years	10 years	10 years
Expected dividend yield	0.00%	0.00%	0.00%
2019 and 2020 Share Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value of the ordinary shares on the date of grant	$ 14.42	$ 1.35	$ 0.90
Risk-free interest rate	0.93%	0.69%	1.98%
Expected volatility	47.00%	45.00%	47.00%
2019 and 2020 Share Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value of the ordinary shares on the date of grant	$ 17.35	$ 1.90	$ 1.45
Risk-free interest rate	1.48%	1.92%	3.17%
Expected volatility	48.00%	46.00%	48.00%
2021 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Exercise price (USD)	$ 14.63
Fair value of the ordinary shares on the date of grant	4.96
Fair value of the ordinary shares on the date of option grant (USD)	$ 10.67
Risk-free interest rate	1.59%
Expected term (in years)	10 years
Expected dividend yield	0.00%
Expected volatility	47.00%